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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [X]; Amendment Number: 1

  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Karen L. Yerburgh
Title:            Managing Partner
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Karen L. Yerburgh           London, United Kingdom         May 10, 2011
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $1,797,366,969.51


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 31 DECEMBER 2010

                              Item 2 -                                                                        Item 8:
                              Title or  Item 3 -              Item 4: FMV      Item 5:    Item 6: Inv Item 7:  Voting
Item 1 - Stock Name            Class     CUSIP   Portfolio     (in US$)         Shares     Discretion Manager Authority
-------------------           -------- --------- --------- ---------------- ------------- ----------- ------- ---------
AMERICA MOVIL ADR                ADR   02364W105
                                                             603,180,503.78 10,519,367.00     sole       1       sole      8,250,230
                                                                                                                 none   2,269,137.00
BANCO MACRO BANSUD ADR           ADR   05961W105
                                                              99,616,880.00     1,984,400     sole       1       sole      1,949,800
                                                                                                                 none         34,600
BANCO SANTANDER BRASIL - ADS     ADS   05967A107
                                                             459,674,600.80 33,799,603.00     sole       1       sole     28,336,520
                                                                                                                 none      5,463,083
BANCOLOMBIA ADR                  ADR   05968L102
                                                             138,669,237.32     2,239,852     sole       1       sole      1,787,933
                                                                                                                 none        451,919
COMPANHIA BRASILEIRA DE DIST.
   ADR                           ADR   20440T201
                                                              93,085,696.36     2,217,382     sole       1       sole      1,858,736
                                                                                                                 none        358,646
EMBOTELLADORA ANDINA ADR
   REP A                         ADR   29081P204
                                                               7,331,994.60       308,067     sole       1       sole        -44,798
                                                                                                                 none         70,298
EMBOTELLADORA ANDINA ADS
   REP B                         ADS   29081P303
                                                              83,160,864.20     2,753,671     sole       1       sole      2,542,645
                                                                                                                 none        211,026
FEMSA ADS                        ADS   344419106
                                                             273,488,279.52     4,890,706     sole       1       sole      4,230,606
                                                                                                                 none        660,100
INFOSYS TECHNOLOGY LTD ADR       ADR   456788108
                                                               7,392,084.96        97,162     sole       1       sole         97,162
                                                                                                                 none              0
PLATINUM GROUP METALS LTD        ORD   72765Q205
                                                              20,168,191.20     7,534,260     sole       1       sole      7,534,260
                                                                                                                 none              0
RETALIX LTD                      ORD   M8215W109
                                                              11,598,636.77       842,618     sole       1       sole        842,618
                                                                                                                 none              0
                                                           ----------------
                                                           1,797,366,969.51
                                                           ================